Mortgage Servicing Rights (Income and Fees from Associated with Mortgage Servicing Asset and Mortgage Loan Subserviced) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Servicing Assets at Fair Value
Gain related to the sale of MSRs		$ 4	$ 2
Residential first mortgage loans subserviced for others
Servicing Assets at Fair Value
Total (loss) return included in net return on mortgage servicing rights	$ 22	(26)	28
Residential first mortgage loans subserviced for others | Net (loss) return on mortgage servicing rights
Servicing Assets at Fair Value
Servicing fees, ancillary income and late fees	60	81	69
Fair value adjustments	(22)	(109)	(44)
Gain (loss) on MSR derivatives	(8)	0	5
Net transaction costs	(8)	2	(2)
Residential first mortgage loans subserviced for others | Loan Administration Income
Servicing Assets at Fair Value
Servicing fees, ancillary income and late fees	35	29	33
Other servicing charges	(14)	(11)	(7)
Total income on mortgage loans subserviced, included in loan administration	$ 21	$ 18	$ 26